Inventories (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories (Textual)
Recognized as a expense/(reversal) for inventories	$ 353	$ 45	$ 259
Cost of inventories	$ 65,575	$ 77,496	$ 94,373